Loans from banks and other financial institutions (Details 1) € in Thousands, ₪ in Thousands, Ft in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 HUF (Ft)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 HUF (Ft)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)
Mivtachim And Talmei Bilu [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Leumi Le-Israel Ltd. and entities of Menorah Group and Amitim Pension Fund
Credit Facility			₪ 356,000	$ 101,000,000
Date Financing Provided	December 2020
Borrowings			₪ 320,200	91,000,000			₪ 333,000	$ 107,000,000
Amortization Schedule	Spitzer amortization table comprised of quarterly payments
Debt Period	Throughout the entire period until the expiration date of the permanent electricity production license, approximately 13 years.
Stated Annual Interest Rate	Interest of approximately 0.77%, index-linked
Debt Service Reserve				$ 0
A D S C R Default	1.05	1.05	1.05	1.05
L L C R Default	1.05	1.05	1.05	1.05
Fulfillment Of Financial Covenants	As of the balance sheet date, the companies fulfilled the foregoing financial covenants
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the project corporations Mivtachim, Talmei Bilu, Halutziot, Kramim and Idan, in respect of the debt service.
Guarantees	See Note 28C(4)
Reference To Additional Information	See Note 12(2)A
Halutziot [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Leumi Le-Israel Ltd. and entities of Menorah Group and Amitim Pension Fund
Credit Facility			₪ 609,000	$ 173,000,000
Date Financing Provided	December 2020
Borrowings			₪ 576,800	164,000,000			588,500	189,000,000
Amortization Schedule	Spitzer amortization table comprised of quarterly payments
Debt Period	Throughout the entire period until the expiration date of the permanent electricity production license, approximately 15 years.
Stated Annual Interest Rate	Interest of approximately 0.88%, index-linked
Debt Service Reserve				$ 0
A D S C R Default	1.05	1.05	1.05	1.05
L L C R Default	1.05	1.05	1.05	1.05
Fulfillment Of Financial Covenants	As of the balance sheet date, the partnership fulfilled the foregoing financial covenants
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the project corporations Mivtachim, Talmei Bilu, Halutziot, Kramim and Idan, in respect of the debt service.
Guarantees	See Note 28B(4), 28C(5)
Reference To Additional Information	See Note 12(2)A
Kramim And Idan [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Leumi Le-Israel Ltd. and entities of Menorah Group and Amitim Pension Fund
Credit Facility			₪ 107,000	$ 30,000,000
Date Financing Provided	December 2020
Borrowings			₪ 99,100	28,000,000			102,000	33,000,000
Amortization Schedule	Spitzer amortization table comprised of quarterly payments
Debt Period	Throughout the entire period until the expiration date of the permanent electricity production license, approximately 13 years.
Stated Annual Interest Rate	Interest of approximately 0.8%, index-linked
Debt Service Reserve				$ 0
A D S C R Default	1.05	1.05	1.05	1.05
L L C R Default	1.05	1.05	1.05	1.05
Fulfillment Of Financial Covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, and cross-support between the project corporations Mivtachim, Talmei Bilu, Halutziot, Kramim and Idan, in respect of the debt service.
Guarantees	See Note 28B(4)
Reference To Additional Information	See Note 12(2)A
Medium Rooftops [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Institutional entities of Clal Insurance Group
Credit Facility			₪ 15,000	$ 4,000,000
Date Financing Provided	January 2019
Borrowings			12,600	4,000,000			12,800	4,000,000
Amortization Schedule	Spitzer amortization table comprised of quarterly payments
Debt Period	Approximately 15 years
Stated Annual Interest Rate	Interest of approximately 2.2%, index-linked
Debt Service Reserve			₪ 700	$ 200,000
A D S C R Default	1.07	1.07	1.07	1.07
L L C R Default	1.12	1.12	1.12	1.12
Fulfillment Of Financial Covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants
Collateral	Charge on the partnership’s interests in the projects, on the project partnership’s assets, right to proceeds from the sale of electricity, the project partnership’s land rights, insurance, agreements vis-à-vis contractors and collateral from contractors thereunder, the rights of the partnership’s partners to receive profits, etc. Backing between the Company’s concatenated interests in the project partnerships of each group of projects.
Guarantees	See Note 28B(4)
Reference To Additional Information	-
Tariff Tender Projects Sunlight 1 [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Institutional entities of Clal Insurance Group
Credit Facility			₪ 160,000	$ 45,000,000
Date Financing Provided	March 2018
Borrowings			146,500	42,000,000			145,100	47,000,000
Amortization Schedule	Spitzer amortization table, quarterly repayments.
Debt Period	Construction period and another approximately 22 years
Stated Annual Interest Rate	interest within the range of 2.6%-3%, CPI-linked
Debt Service Reserve			₪ 5,800	$ 2,000,000
A D S C R Default	1,070.00	1,070.00	1,070.00	1,070.00
L L C R Default	1,120	1,120	1,120	1,120
Fulfillment Of Financial Covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants
Collateral	Charge on the partnership’s interests in the projects, charge on the project partnership’s assets, right to proceeds from the sale of electricity, the project partnership’s land rights, insurance, agreements vis-à-vis contractors and collateral from contractors thereunder, the rights of the partnership’s partners to receive profits, etc. Backing between the Company’s concatenated interests in the project partnerships of each group of projects.
Guarantees	See Note 28B(3)
Reference To Additional Information	-
Emek Habacha [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Hapoalim Ltd. in collaboration with Phoenix and Harel groups
Credit Facility			₪ 576,000	$ 164,000,000
Date Financing Provided	November 2018
Borrowings			₪ 589,700	168,000,000			492,300	158,000,000
Amortization Schedule	Spitzer amortization table, quarterly repayments.
Debt Period	Construction period and another approximately 18 years.
Stated Annual Interest Rate	The construction period - base interest (*) plus a margin of 3.3%, CPI-linkedThe construction period - base interest (*) plus a margin of 2.65%, CPI-linked
Debt Service Reserve				$ 0
A D S C R Default	1,050.00	1,050.00	1,050.00	1,050.00
L L C R Default	1,050.00	1,050.00	1,050.00	1,050.00
Fulfillment Of Financial Covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
Collateral	Charge on the tariff and conditional license, charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.
Guarantees	See Note 30C(1), 30C(2)
Reference To Additional Information	See Note 28A(1)
Tariff Tender Projects Sunlight 2 And Dekel [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Institutional entities of Clal Insurance Group
Credit Facility			₪ 70,000	$ 20,000,000
Date Financing Provided	December 2019
Borrowings			49,300	14,000,000			48,600	16,000,000
Amortization Schedule	Spitzer amortization table, quarterly repayments
Debt Period	Construction period and another approximately 22 years
Stated Annual Interest Rate	Base interest (*) plus a margin of 2.15%, CPI-linked
Debt Service Reserve			₪ 1,800	$ 500,000
A D S C R Default	1,070.00	1,070.00	1,070.00	1,070.00
L L C R Default	1,120	1,120	1,120	1,120
Fulfillment Of Financial Covenants	As of the balance sheet date, the partnerships fulfilled the foregoing financial covenants
Collateral	Charge on the partnership’s interests in the projects, charge on the project partnership’s assets, right to proceeds from the sale of electricity, the project partnership’s land rights, insurance, agreements vis-à-vis contractors and collateral from contractors thereunder, the rights of the partnership’s partners to receive profits, etc. Backing between the Company’s concatenated interests in the project partnerships of each group of projects.
Guarantees	See Note 30B(5)
Tullynamoyle [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank of Ireland
Credit Facility	€ 14,300			$ 15,250,000
Date Financing Provided	August 2020
Borrowings	€ 11,860			12,650,000	€ 12,800			14,500,000
Amortization Schedule	The loan will be repaid in 50 quarterly payments
Debt Period	12.5 years
Stated Annual Interest Rate	Approximately 90% of the loan bears interest at a rate of 3.47% and approximately 10% of the loan bears interest of 3M Euribor plus a margin of 2%
Debt Service Reserve				$ 0
A D S C R Default	1,050.00	1,050.00	1,050.00	1,050.00
Fulfillment Of Financial Covenants	Non-fulfillment, receipt of a waiver letter from the bank stating that the lender waives, inter alia, its right to demand immediate repayment.
Collateral	The project company pledged in favor of the bank all of the equipment in the project, its rights by virtue of power purchase agreements, its rights in the licenses, its rights in the insurance policy, and its other rights in the project. The Company’s entire stake in the project company was also pledged in favor of the bank.
Guarantees	-
Lukovac [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	ERSTE and PBZ, of INTESA Group
Credit Facility	€ 48,800			$ 52,000,000
Date Financing Provided	December 2020
Borrowings	€ 41,000			43,900,000	28,700			51,000,000
Amortization Schedule	The loan will be repaid in 46 quarterly payments
Debt Period	11.5 years
Stated Annual Interest Rate	Interest at a rate of 3.75% and 3M Euribur plus 3% for the loans in EUR, and interest at a rate of 3.5% for the loan in HRK
Debt Service Reserve	€ 2,800			$ 3,000,000
A D S C R Default	1,100	1,100	1,100	1,100
Fulfillment Of Financial Covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants
Collateral	The project company will pledge towards the bank the project equipment, power purchase agreements, its rights in licenses, the insurance policy, and its other rights in the project.
Reference To Additional Information	See Note 12(2)A
Ewk [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	ERSTE, EBRD and Novi Sad
Credit Facility	€ 139,000			$ 148,000,000
Date Financing Provided	December 2017
Borrowings	€ 93,600			99,900,000	102,600			116,100,000
Amortization Schedule	The loan will be repaid in 23 semi-annual payments
Debt Period	Construction period and another approximately 11.5 years
Stated Annual Interest Rate	Approximately EUR 83 million of the loan bears interest at a rate of 2.3%,Approximately EUR 40 million of the loan bears interest at a rate of 3.95%,And approximately EUR 16 million of the loan bears interest in the range of 4.65%-4.83%.
Debt Service Reserve	€ 7,700			$ 8,200,000
A D S C R Default	1,100	1,100	1,100	1,100
Fulfillment Of Financial Covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants
Collateral	The project company will pledge towards the bank the project company’s assets, cash flow rights, insurance policies, collateral from EPC contractors, etc.
Meg And Raaba [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	ERSTE
Credit Facility		Ft 14,000		$ 37,000,000
Date Financing Provided	January 2019
Borrowings		12,660		33,700,000		Ft 13,200		40,500,000
Amortization Schedule	Quarterly repayments, spitzer amortization table with lower repayments in the first two years
Debt Period	Construction period and another approximately 17 years
Stated Annual Interest Rate	Approximately 30% of the loan bears interest at a rate of 4.05% And approximately 70% of the loan bears interest at a rate of approximately 6.3%
Debt Service Reserve		Ft 414,000		$ 1,100,000
Fulfillment Of Financial Covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants
Collateral	Charge on the tariff and the electricity production license, charge on the project companies’ assets, cash flow rights, land rights, insurance. collateral from the project contractors, etc.) The financing of the portfolio of projects is applied and evaluated on a consolidated basis.
Meg And Raaba [Member] | Bottom of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
A D S C R Default	1.05	1.05	1.05	1.05
Meg And Raaba [Member] | Top of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
A D S C R Default	1.1	1.1	1.1	1.1
SOWI [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	ERSTE, NLB group and EBRD
Credit Facility	€ 115,000			$ 122,700,000
Date Financing Provided	January 2020
Borrowings	€ 96,200			102,600,000	79,400			89,900,000
Amortization Schedule	Semi-annual repayments, Spitzer amortization table
Debt Period	Construction period and another approximately 11 years
Stated Annual Interest Rate	And approximately 50% of the loan bears interest at a rate of 1.9%,and approximately 50% of the loan bears of Euribor plus a margin of 4%. The Company has undertaken to hedge at least 40% of the total base interest liability during the entire debt period.
Debt Service Reserve				$ 0
A D S C R Default	1.05	1.05	1.05	1.05
Fulfillment Of Financial Covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants
Collateral	Charge on the project company’s assets, cash flow rights, land rights, collateral from the project contractors, etc.
Guarantees	-
Reference To Additional Information	See Note 28A(3)
Picasso Wind Project In Sweden [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Hamburg Commercial Bank
Credit Facility	€ 81,700			$ 87,100,000
Date Financing Provided	January 2020
Borrowings	€ 77,500			83,000,000	81,500			92,000,000
Amortization Schedule	Quarterly repayments, spitzer amortization table
Debt Period	Construction period and another approximately 18 years
Stated Annual Interest Rate	Interest at a rate of 1.58% during the construction period and until December 31, 2029, and interest at a rate of 2.33% until the end of the loan period.
Debt Service Reserve				$ 0
Fulfillment Of Financial Covenants	As of the balance sheet date, the Company fulfilled the foregoing financial covenants
Collateral	Charge on the project company’s assets, cash flow rights, land rights, collateral from the project contractors, etc.
Guarantees	See Note 28B(10)
Reference To Additional Information	See Note 28A(5)
Picasso Wind Project In Sweden [Member] | Bottom of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
A D S C R Default	1.05	1.05	1.05	1.05
Picasso Wind Project In Sweden [Member] | Top of range [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
A D S C R Default	1.1	1.1	1.1	1.1
Halutziot 2 [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Leumi Le-Israel Ltd.
Credit Facility | ₪			₪ 177,000
Date Financing Provided	September 2022
Borrowings				$ 0				0
Amortization Schedule	Spitzer amortization table comprised of quarterly payments
Debt Period	Construction period and another approximately 22 years
Stated Annual Interest Rate	base interest plus a margin of 1.25%-2.2% CPI-linked
Debt Service Reserve				$ 0
A D S C R Default	1.05	1.05	1.05	1.05
Fulfillment Of Financial Covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project.
Ruach Beresheet [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Hapoalim Ltd., and in collaboration with entities from Migdal and Amitim Group
Credit Facility			₪ 1,170	$ 331,300,000
Date Financing Provided	July 2020
Borrowings			₪ 986,000	280,000,000			₪ 645,700	207,600,000
Amortization Schedule	Quarterly repayments, spitzer amortization table
Debt Period	Construction period and another approximately 19 years
Stated Annual Interest Rate	construction period - base interest plus a margin of 2.5%-3%Operating period - base interest plus a margin of 2.2%-2.7%
Debt Service Reserve				$ 0
A D S C R Default				1,050.00
Fulfillment Of Financial Covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.
Guarantees	See Note 28C(3)
Reference To Additional Information	See Note 28A(2)
Gecama Project [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Banco de Sabadell and Bankia
Credit Facility	€ 160,000			$ 170,100,000
Date Financing Provided	June 2020
Borrowings	€ 156,900			167,300,000	€ 56,700			64,100,000
Amortization Schedule	Semi-annual repayments, Spitzer amortization table
Debt Period	Construction period and another approximately 14 years
Stated Annual Interest Rate	Base interest of Euribor plus a margin of 2.5%-3%. The Company has undertaken to hedge at least 75% of the total base interest liability during the entire debt period of 13 years, beginning from the project’s date of initial operation.
Debt Service Reserve				$ 0
A D S C R Default				1,050.00
Fulfillment Of Financial Covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.
Guarantees	-
Reference To Additional Information	See Note 28A(4)
Bjornberget Vindkraft Ab Project In Sweden [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	KFW IPEX-Bank and DekaBank, and the Swedish Export Credit Corporation (SEK).
Credit Facility	€ 207,000			$ 220,800,000
Date Financing Provided	May 2021
Borrowings	€ 128,700			137,300,000				0
Amortization Schedule	Semi-annual repayments, Spitzer amortization table
Debt Period	Construction period and another approximately 18 years
Stated Annual Interest Rate	Interest - Euribor + margin of 1.75% The Company has undertaken to hedge at least 75% of the total base interest liability during the entire debt period of 18 years, beginning from the project’s date of initial operation.
Debt Service Reserve				$ 0
A D S C R Default				1,050.00
Fulfillment Of Financial Covenants	As of the balance sheet date, fulfillment of the foregoing financial covenants is not required
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc.
Reference To Additional Information	See Note 28A(6)
Apex [Member]
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Line Items]
Lender	Bank Huntington Bancshares, Bank of America and Nord LB
Credit Facility	€ 127,000			$ 116,000,000
Date Financing Provided	September 2022
Borrowings				75,600,000				$ 0
Amortization Schedule	Construction loan – one repayment at end of construction period. Operating loan - Semi-annual repayments, spitzer amortization table
Debt Period	Construction period and another approximately 25 years
Stated Annual Interest Rate	construction period - base interest of SOFR plus a margin of 0.6%-1%
Debt Service Reserve				$ 0
A D S C R Default				0
Fulfillment Of Financial Covenants	-
Collateral	Charge on the SPV’s assets, cash flow rights, land rights, insurance, collateral from the project contractors, etc. Additionally, a guarantee of a restricted amount for the construction period.
Reference To Additional Information	See Note 28A(15)